10. Commitments and Contingencies (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Lease expiration date	Aug. 31, 2020
Lafayette, CO [Member]
Lease expiration date		Nov. 30, 2020
Bravo Lighting [Member]
Lease commencement date		Sep. 01, 2018
Lease term		12 months
Office Space [Member]
Lease commencement date		Nov. 01, 2018
Lease expiration date		Apr. 30, 2019
Two Cars [Member]
Lease expiration date		Nov. 30, 2020
Additional Car [Member]
Lease expiration date		Jul. 31, 2021
Townhome [Member]
Lease expiration date		May 31, 2019